Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities
Net loss	$ (635)	$ (101)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	391	406
Amortization of deferred loan charges		18
Amortization of unfavorable contracts	(21)	(23)
Share of results from associated companies	(149)	(91)
Share-based compensation expense	3	4
Loss on disposals		166
Contingent consideration realized	(7)	(11)
Unrealized loss/(gain) on derivative financial instruments	4	(60)
Loss on impairment of fixed assets	414
Dividends received from associated companies	17	7
Net movements in tax	(9)	(18)
Unrealized foreign exchange gain on debt		22
Payments for long-term maintenance	(78)	(28)
Gain on derecognition of investment in associated company		(10)
Gain on debt extinguishment		(19)
Loss on unrealized marketable securities	3	(6)
Other, net	(1)	2
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable	29	83
Trade accounts payable	4	(4)
Prepaid expenses/accrued revenue	42	(9)
Deferred revenue	(23)	(71)
Related party receivables	(13)	4
Related party payables	(42)	(28)
Other assets	(62)	55
Other liabilities	1	(75)
Net cash (used in) provided by operating activities	(132)	219
Cash Flows from Investing Activities
Additions to newbuildings	(1)	(22)
Additions to drilling units and equipment	(48)	(16)
Proceeds from contingent consideration	48	49
Settlement of the West Mira		170
Sale of rigs and equipment	126	76
Payments received from loans granted to related parties	24	58
Buyout of guarantees		(28)
Net cash provided by investing activities	149	287
Cash Flows from Financing Activities
Repayments of debt	(153)	(471)
Repayments of debt to related party		(39)
Net cash used in financing activities	(153)	(510)
Effect of exchange rate changes on cash	(5)	2
Net decrease in cash and cash equivalents, including restricted cash	(141)	(2)
Cash and cash equivalents, including restricted cash, at beginning of the period	1,359	1,443
Cash and cash equivalents, including restricted cash, at the end of period	$ 1,218	$ 1,441